Offerings	Nov. 14, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$1,250,000,0006. 125% Perpetual Subordinated Fixed Rate Reset Notes
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	0.99991
Maximum Aggregate Offering Price	$ 1,249,887,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 191,358
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 6.125% Perpetual Subordinated Fixed Rate Reset Notes
Amount of Registration Fee	$ 0
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.
(2)
BP p.l.c. will fully and unconditionally guarantee the 6.125% Perpetual Subordinated Fixed Rate Reset Notes issued by B.P. Capital Markets p.l.c. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to such guarantee.